Financial Risk Management - Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
10% strengthening in foreign exchange rate [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of foreign exchange rate	10.00%	10.00%	10.00%
Impact on profit before income tax	₩ (5,841)	₩ (3,433)	₩ 25,220
Impact on equity	₩ (15,836)	₩ 8,692	₩ 36,961
10% weakening in foreign exchange rate [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of foreign exchange rate	10.00%	10.00%	10.00%
Impact on profit before income tax	₩ 5,841	₩ 3,433	₩ (25,220)
Impact on equity	₩ 15,836	₩ (8,692)	₩ (36,961)
10% percentage increase in market equity price [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of price	10.00%	10.00%	10.00%
Impact on profit before income tax	₩ 2,660	₩ 2,000	₩ 2,811
Impact on equity	₩ 113,948	₩ 4,588	₩ 3,472
10% decrease in market equity price [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of price	10.00%	10.00%	10.00%
Impact on profit before income tax	₩ (2,660)	₩ (2,000)	₩ (2,811)
Impact on equity	₩ (113,948)	₩ (4,588)	₩ (3,472)
100 basis point increase in market interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of interest rate	1.00%	1.00%	1.00%
Impact on profit before income tax	₩ 635	₩ 753	₩ 973
Impact on equity	₩ (2,045)	₩ 5,549	₩ 18,584
100 basis point decrease in market interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of interest rate	1.00%	1.00%	1.00%
Impact on profit before income tax	₩ (669)	₩ (731)	₩ (973)
Impact on equity	₩ 2,100	₩ (5,675)	₩ (19,377)